INCOME TAX - Reconciliation of effective tax rate (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Accounting profit	$ 8,147,526	$ 9,744,786	$ 5,984,012
Applicable tax with nominal rate	(3,259,011)	(3,703,019)	(2,034,564)
Non-deductible expenses to determine taxable profit (loss)	(478,901)	(425,458)	(260,546)
Accounting and non-tax expense (income) to determine of taxable profit (loss)	667,744	978,468	767,857
Differences in accounting bases	(106,648)	(19,448)	(32,714)
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)	(652,607)	(470,063)	(285,191)
Ordinary activities income exempt from taxation	1,563,793	832,822	412,495
Ordinary activities income not constituting income or occasional tax gain	67,132	120,513	98,870
Tax deductions	156,543	374,233	226,064
Goodwill Depreciation	2,478	461	200,617
Tax depreciation surplus	223,901	162,111	140,384
Untaxed recoveries	(64,516)	(40,559)	(84,692)
Tax rate effect in other countries	(121,597)	(319,825)	(384,669)
Prior fiscal terms	46,791	39,137	71,932
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	22,343	(277,794)	(612,068)
Total income tax	$ (1,932,555)	$ (2,748,421)	$ (1,776,225)
Colombia
INCOME TAX
Nominal income tax rate	35.00%	35.00%	31.00%
Income tax points liquidated	5.00%	5.00%	3.00%